INVENTORIES	6 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

	Sept. 30, 2016	March 31, 2016
	$	$
Raw Materials	237,036	-
Work in Progress	56,991	-
	294,027	-